Subsidiaries with non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Summarized Consolidated Financial Statements

These consolidated financial statements include the accounts of Cronos Group Inc. and its subsidiaries, summarized in the following chart.

Subsidiaries	Jurisdiction of incorporation	Incorporation date	Ownership interest
Hortican Inc. ("Hortican")	Canada	January 17, 2013	100%
Peace Naturals Project Inc.	Canada	November 21, 2012	100%
Original BC Ltd.	Canada	March 15, 2013	100%
Cronos Canada Holdings Inc.	Canada	March 13, 2018	100%
Cronos Global Holdings Inc.	Canada	April 25, 2017	100%
Cronos Israel G.S. Cultivations Ltd. (i)	Israel	February 4, 2018	70%
Cronos Israel G.S. Manufacturing Ltd. (i)	Israel	September 4, 2018	90%
Cronos Israel G.S. Store Ltd. (i)	Israel	June 28, 2018	90%
Cronos Israel G.S. Pharmacies Ltd. (i)	Israel	February 15, 2018	90%
Cronos Group Celtic Holdings Ltd.	Ireland	February 6, 2018	100%
Cronos Malta Holdings Ltd.	Malta	October 25, 2018	100%

(i)	These Israeli entities are collectively known as "Cronos Israel".

Subsidiaries with non-controlling interests [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Summarized Consolidated Financial Statements

	Cronos Israel G.S. Cultivations Ltd.	Cronos Israel G.S. Manufacturing Ltd.	Total
Percentage interest held by non-controlling interests	30%	10%

Current assets	$713	$690	$1,403
Non-current assets	4,345	6,705	11,050

Current liabilities	325	76	401
Non-current liabilities	4,775	5,826	10,601

Retained earnings (accumulated deficit)	(42)	1,493	1,451
Attributable to:
Cronos Group	(29)	1,344	1,315
Non-controlling interests	(13)	149	136

Revenue	-	-	-

Net loss	(556)	(682)	(1,238)
Attributable to:
Cronos Group	(389)	(614)	(1,003)
Non-controlling interests	(167)	(68)	(235)

Other comprehensive income (loss)	(2)	6	4
Attributable to:
Cronos Group	(1)	5	4
Non-controlling interests	(1)	1	-

Non-current liabilities include advances from non-controlling interests, in the amount of $2,092 plus accrued interest of $44. These advances are unsecured, bear interest at 5%, with no fixed terms of repayment. Refer to Note 25(d).